SHORT-TERM INVESTMENTS (Details) - USD ($)	Jun. 30, 2017	Jun. 30, 2016
Within 1 year	$ 30,067,091
2 years	47,215,579
3 years	110,661,514
4 years	0
5 years	0
Thereafter	0
Short-term investment	$ 187,944,184	$ 149,841,838